Carrying Amounts and Fair Value of Financial Instruments (Significant unobservable inputs used in the fair value measurements) (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 15,278,866		$ 19,389,698
Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 8,313,745	[1]	12,565,728	[2]
Fair Value Measurements, Valuation Techniques	Appraised Value
Significant Unobservable Inputs	Discount Rates/ Discounts to Appraised Values
Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 2,721,214		4,361,411
Fair Value Measurements, Valuation Techniques	Appraised Value/Comparable Sales
Significant Unobservable Inputs	Discount Rates/ Discounts to Appraised Values
Minimum | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	0.00%
Minimum | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	13.00%
Maximum | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	20.00%
Maximum | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	100.00%
Fair Value, Inputs, Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 11,034,959		16,927,139
Fair Value, Inputs, Level 3 | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 8,313,745	[1]	12,565,728	[2]
Fair Value, Inputs, Level 3 | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring			$ 4,361,411

[1]	(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF
[2]	(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF